PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings	170,002	376,858	60,490
Medical equipment	952,579	1,138,927	182,810
Electronic and office equipment	5,200	34,717	5,572
Motor vehicles	941	3,838	616
Leasehold improvement and building improvement	5,400	5,635	905
Construction in progress	146,894	247,708	39,760

Total	1,281,016	1,807,683	290,153
Less: accumulated depreciation	(209,134)	(281,584)	(45,197)

	1,071,882	1,526,099	244,956

Less: impairment	(3,179)	(3,179)	(510)

	1,068,703	1,522,920	244,446